Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Schedule of Current Inventory	Inventories are comprised of the following:

	December 31
	2020	2021

Raw materials	$956.2	$1,585.8
Work in progress	71.5	71.2
Finished goods	63.8	40.0
	$1,091.5	$1,697.0